Current Liabilities – Payables (Tables)	12 Months Ended
Jun. 30, 2022
Current Liabilities Payables [Abstract]
Summary of Current Liabilities Payables
	June 30, 2022	June 30, 2021

	US$	US$
Accounts Payable (unsecured)[1]	11,402,164	2,417,719
Payroll related tax liability	43,334	83,799
Total current payables	11,445,498	2,501,518

1 Accounts Payable are non‑interest bearing and are normally settled on 30 day terms.